Nature of operations and reorganization	12 Months Ended
Dec. 31, 2017
Nature of operations and reorganization
Nature of operations and reorganization

1. Nature of operations and reorganization

(a)Nature of operations

Jianpu Technology Inc. (“Jianpu” or the “Company”) is a holding company and conducts its business mainly through its subsidiaries and variable interest entity (“VIE”). Jianpu, its subsidiaries, and VIE together are referred to as the “Group”. The Group is primarily engaged in the operation of its platform for providing online discovery and recommendation services of financial products. The individual users can have access to financial products through the platform, including consumer and other loans, credit cards, and wealth management products. The Group recommends loans and credit cards to individual users and assists the financial service providers in targeting users with specific characteristics based on the users’ financial needs and credit profile, as well as the products offerings and risk appetite of the financial service providers (“Recommendation Services”). The Group also provides advertising, marketing and other services primarily to financial service providers of credit cards and wealth management products. All these services together refer to as “Platform Business”. The Group’s principal operations and geographic markets are in the People’s Republic of China (“PRC”).

(b)Reorganization

Jianpu is an exempted company with limited liability incorporated in the Cayman Islands on June 1, 2017 in connection with a group reorganization (the “Reorganization”) of RONG360. The Platform Business is carried out by various subsidiaries and a VIE of RONG360 (the “Predecessor Operations”) prior to the Reorganization. In connection with the Reorganization, the Platform Business was transferred to the Group by the end of October 2017. And the subsidiaries and VIEs of RONG360 other than the Group continued to carry out the technology-enabled online lending business (the “non-platform business”) after the Reorganization. The Reorganization was approved by the Board of Directors and a restructuring framework agreement was entered into by the Group, RONG360, and the shareholders of RONG360 on August 11, 2017.

As of December 31, 2016, the corporate structure of RONG360 prior to the initiation of the Reorganization is as follows:

Corporate structure of RONG360

	Date of incorporation	Place of incorporation	Percentage of direct or Indirect economic interest	Principal Activities
Parent:
RONG360 Inc.	February 21, 2012	The Cayman Islands		Investment holding
Wholly owned subsidiaries of RONG360:
RONG360 (Hong Kong) Limited (“RONG360 HK”)	February 29, 2012	Hong Kong	100%	Investment holding
Beijing Ronglian Shiji Information Technology Co. Limited (“RLSJ”)	June 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
Tianjin Rongshiji Information Technology Co. Limited	September 25, 2012	PRC	100%	Platform Business and technology-enabled online lending business
VIE of RONG360:
Beijing Rongshiji Information Technology Co. Limited (“RSJ”)	November 10, 2011	PRC	100%	Platform Business and technology-enabled online lending business

The Group has completed the steps of Reorganization as described below:

Establishment of Jianpu, its subsidiaries and VIE

The ownership structure of the subsidiaries and VIE of the Group has been established as below. The Group was a wholly owned subgroup of RONG360 upon completion of the Reorganization in October 2017.

	Date of incorporation	Place of incorporation	Percentage of direct or Indirect economic interest	Principal Activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Wholly owned subsidiaries of the Company:
Jianpu (Hong Kong) Limited (“Jianpu HK”)	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd. (“RQN”)	August 21, 2017	PRC	100%	Platform Business
VIE of the Company:
Beijing Rongdiandian Information Technology Co., Ltd. (“RDD”)	March 3, 2017	PRC	100%	Platform Business

The major reorganization steps are described below:

(1)	Jianpu as the holding company for the Group was set up by RONG360 as a wholly owned subsidiary in June 2017.

(2)	Jianpu established a wholly owned subsidiary, Jianpu HK, in June 2017.

(3)	RDD was established in March 2017. RQN was established by RLSJ and RONG360 HK in August 2017. All equity interests in RQN held by rlsj and RONG360 HK were transferred to Jianpu HK subsequently.

(4)

RQN entered into a series of contractual arrangements with RDD and its then shareholders, i.e., certain founders and family member of a founder of Rong360, through which Jianpu has become the ultimate primary beneficiary of RDD. Refer to Note 1(c) for more detailed information.

Transfer of assets and liabilities relating to Platform Business to the Group

Pursuant to a series of agreements entered into by the Group’s entities and RONG360 group entities in August and September 2017 in connection with the Reorganization, all operating assets and liabilities relating to the operation of the Platform Business were transferred from the Predecessor Operations to the Group as capital contribution, along with the establishment of Group’s entities as described above.

The historical funding provided by RONG360 for the Platform Business is deemed and presented as a contribution to the Group from RONG360 in the consolidated financial statements.

Allotment of shares

Upon incorporation, the Company had 1,000,000,000 shares authorized, 1 ordinary share issued and outstanding with a par value of US$0.0001 per share, which was held by RONG360. Pursuant to a written resolution of the Company dated on September 25, 2017, 345,541,349 ordinary shares of par value US$0.0001 each were issued to RONG360 on the same day.

Transitional services arrangement

In September 2017, a transitional services agreement between the Group entities and Predecessor Operations entities was entered into with respect to various ongoing relationships between the Group and the Predecessor Operations entities. Pursuant to the transitional services agreement, the Group entities, during the transitional period which is initially 12 months after the effective date of the agreement, provide the Predecessor Operations entities with various corporate support services, including operational, administrative, human resources, legal, accounting and internal control support. The Predecessor Operations entities provide the Group entities with various support for these employees, business contracts and other business resources relating to the Platform Business during the transitional period. Furthermore, before the registration procedure of the title transfer of all intellectual property rights relating to the Platform Business from the Predecessor Operations entities to the Group entities is completed, Predecessor Operations entities grant the Group entities a license to use these rights.

Subsequent to the transfer of all operating assets and liabilities relating to the operation of the Platform Business to the Group, the key employees, business contracts and operations relating to the Platform Business were transferred to the Group. The Reorganization was completed by the end of October 2017.

Initial Public Offering

In November 2017, the Company completed an initial public offering (the “IPO”) and private placements to certain investors concurrently with the IPO with new issuance of totalling 68,750,000 Class A ordinary shares. The company raised US$204.9 million (approximately equivalent to RMB1,358.0 million) net proceeds from the issuance of new shares from the IPO and the concurrent private placements. Immediately prior to the completion of the IPO, all the ordinary shares as issued and held by RONG360 Inc.(“RONG360”) were redesignated into an equal number of the Class B ordinary shares (Note 11). Each Class A ordinary share is entitled to one vote per share and each Class B ordinary share is entitled to ten votes per share. Each Class B ordinary share can be converted into one Class A ordinary share at any time, while Class A ordinary shares cannot be converted into Class B ordinary shares. Upon transfer of Class B ordinary shares by RONG360 Inc. to other persons, (i) all shares transferred to Mr. Daqing (David) Ye, Mr. Caofeng Liu, and Mr. Jiayan Lu or their respective affiliates, will remain Class B ordinary shares; (ii) 27,100,830 shares transferred to Mr. Chenchao Zhuang or his affiliates will remain Class B ordinary shares; and (iii) all shares to any party other than those shares mentioned in the foregoing (i) and (ii) will automatically convert into an equal number of Class A ordinary shares. Upon further transfer of Class B ordinary shares by any of Mr. Daqing (David) Ye, Mr. Caofeng Liu, Mr, Jiayan Lu and Chenchao Zhuang (individually referred to as a “Founder” and collectively referred to as the “Founders”) to anyone other than his affiliates, such Class B Ordinary Shares will automatically be converted into an equal number of Class A ordinary shares. When a Founder, ceases to be a director or an officer of the Company, his Class B ordinary shares will automatically be converted into an equal number of Class A ordinary share, and that when the Founders collectively beneficially own less than 5% of the Company’s total issued and outstanding shares on an as-converted basis, all Class B ordinary shares will automatically be converted into an equal number of Class A ordinary shares. The Group concluded that the adoption of dual-class share structure did not have a material impact on its consolidated financial statements. As of December 31, 2017, all the Class B ordinary shares of 345,541,350 shares were solely held by RONG360.

Basis of Presentation for the Reorganization

Immediately before and after the Reorganization, all the legal entities involved in the Reorganization are ultimately controlled by RONG360. Since the Group and the Predecessor Operations were under common control, the accompanying consolidated financial statements include the assets, liabilities, revenue, expenses and cash flows that were directly attributable to the Predecessor Operations for all periods presented prior to the Reorganization. However, such presentation may not necessarily reflect the results of operations, financial position and cash flows if the Group had actually existed on a stand-alone basis during the periods presented prior to the Reorganization.

The assets and liabilities had been stated at historical carrying amounts. Only those assets and liabilities that were specifically identifiable to the Platform Business were included in the Group’s consolidated balance sheets. Income tax liability was calculated on a separate return basis as if the Group had filed a separate tax return. The Group’s statements of comprehensive loss consisted all the revenues, costs and expenses of the Platform Business, including allocations to the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses, which were incurred by RONG360 but related to the Platform Business prior to the Reorganization. These allocated costs and expenses were primarily related to workplace resources, information technology supports and certain corporate functions, including senior management, finance, legal and human resources, as well as share-based compensation expenses. These allocations were based on proportional cost allocation by considering proportion of headcount, transaction volume, among other things, attributable to the Group and were made on a basis considered reasonable by management.

The following table sets forth the cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses allocated from RONG360 for all periods presented prior to the Reorganization:

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cost of revenues	6,112	7,930	8,081	1,242
Sales and marketing expenses	16,785	23,785	25,049	3,850
Research and development expenses	11,161	18,175	29,940	4,602
General and administrative expenses	19,604	15,386	11,882	1,826

Total	53,662	65,276	74,952	11,520

The Platform Business was operated within RONG360’s corporate cash management program for all periods presented prior to the Reorganization. For purposes of presentation in the consolidated statements of cash flows, the cash flow from RONG360 to support the Platform Business is presented as funding from RONG360, which is included in cash flows from financing activities. Funding from RONG360 as disclosed under cash flows from financing activities also reflected the changes in contribution from RONG360 as presented in the consolidated statements of changes in invested/shareholders’ (deficit)/equity.

(c)Variable interest entities

(1)VIE arrangement before the Reorganization

Prior to the Reorganization, in order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content, the Predecessor Operations operated its websites and carried out other restricted businesses in the PRC through RSJ, whose equity interests are held by certain founders or family member of a founder of RONG360 as nominee shareholders. RONG360 obtained control over RSJ through RLSJ, a wholly owned subsidiary of RONG360, by entering into a series of contractual arrangements with RSJ and its nominee shareholders. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to RLSJ through such contractual arrangements. These contractual arrangements include exclusive purchase option agreements, exclusive business cooperation agreement, equity pledge agreement and power of attorney. These contractual arrangements can be extended at the option of RLSJ, prior to the expiration date. Management concluded that RLSJ, through the contractual arrangements, has the power to direct the activities that most significantly impact RSJ’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of RSJ, and therefore RSJ is a VIE of RLSJ, of which RONG360 is the ultimate primary beneficiary. As such, RONG360 consolidated the financial statements of RSJ. Consequently, the financial results of RSJ directly attributable to the Predecessor Operations were included in the Group’s consolidated financial statements in accordance with the basis of presentation for the Reorganization as stated in Note1.

The following is a summary of the contractual arrangements that RONG360, through its subsidiary, RLSJ, entered into with RSJ as a VIE:

•Exclusive option agreement

The nominee shareholders of the VIE have granted RLSJ the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities for a purchase price equal to the actual capital contribution paid in the registered capital of the VIE by the nominee shareholders for their equity interests. RLSJ may exercise such option at any time. In addition, the VIE and its nominee shareholders have agreed that without prior written consent of RLSJ, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIE or declare any dividend.

•Exclusive business cooperation agreement

RLSJ and the VIE entered into exclusive business cooperation agreement under which the VIE engages RLSJ as its exclusive provider of technical services and business consulting services. The VIE shall pay to RLSJ service fees, which is determined by RLSJ at their sole discretion. RLSJ shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIE shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of RLSJ.

•Equity pledge agreement

Pursuant to the relevant equity pledge agreement, the nominee shareholders of the VIE have pledged all of their equity interests in the VIE to RLSJ as collateral for all of the VIE’s payments due to RLSJ and to secure the VIE’ obligations under the exclusive business cooperation agreement. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of RLSJ without RLSJ’ written consent. RLSJ are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, RLSJ as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to RONG360’s relevant PRC subsidiaries, and/or to dispose of the pledged equity.

•Power of attorney

Pursuant to the irrevocable power of attorney, RLSJ is authorized by each of the nominee shareholders as their attorney in- fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIE. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIE, unless RQN issues adverse instructions in writing. Each nominee shareholders has waived all the rights which have been authorized to RLSJ under each power of attorney.

(2)VIE arrangement after the Reorganization

In connection with the Reorganization, similar contractual arrangements have been entered into among the Company’s wholly owned subsidiary, RQN, and RDD and RDD’s nominee shareholders. The Company obtained control over RDD through RQN, which is a wholly owned subsidiary of the Company, by entering into a series of contractual arrangements with RDD and its nominee shareholders. To comply with PRC laws and regulations which prohibit or restrict foreign ownership of internet content, the nominee shareholders are legal owners of an entity. However, the rights of those nominee shareholders have been transferred to RQN through such contractual arrangements. These contractual arrangements include exclusive purchase option agreement, exclusive business cooperation agreement, equity pledge agreement and powers of attorney. These contractual arrangements can be extended at the option of RQN, prior to the expiration date. Management concluded that RQN, through the contractual arrangements, has the power to direct the activities that most significantly impact RDD’s economic performance, bears the risks of and enjoys the rewards normally associated with ownership of RDD, and therefore RDD is a VIE of RQN, of which the Company is the ultimate primary beneficiary. Accordingly, the Company consolidates RDD’s results of operations, assets and liabilities in the Group’s consolidated financial statements pursuant to the accounting principles generally accepted in the United States of America (“U.S. GAAP”) since the establishment of RDD. Refer to Note 2(b) to the consolidated financial statements for the principles of consolidation.

The following is a summary of the contractual arrangements that RQN entered into with RDD as a VIE:

•Exclusive Purchase Option Agreement

The nominee shareholders of the VIE have granted RQN the exclusive and irrevocable option to purchase from the nominee shareholders, to the extent permitted under PRC laws and regulations, part or all of their equity interests in these entities at the lowest price permitted by the laws of the PRC applicable at the time of exercise. The nominee shareholders of the VIE have agreed RQN to grant the exclusive and irrevocable option to purchase, to the extent permitted under PRC laws and regulations, part or all of RDD’s assets at the price equal to the higher one of net book value of the purchased assets and the lowest price permitted by the applicable laws of the PRC. RQN may exercise such options at any time. In addition, the VIE and its nominee shareholders have agreed that without prior written consent of RQN, they shall not sell, transfer, mortgage or dispose of any assets or equity interests of the VIE or declare any dividend.

•Exclusive Business Cooperation Agreement

RQN and the VIE entered into exclusive business cooperation agreement under which the VIE engages RQN as its exclusive provider of technical services and business consulting services. The VIE shall pay to RQN service fees, which is determined by RQN at their sole discretion. RQN shall have exclusive and proprietary rights and interests in all rights, ownership, interests and intellectual properties arising from the performance of the agreement. During the term of the agreement, the VIE shall not accept any consultations and/or services provided by any third party and shall not cooperate with any third party for the provision of identical or similar services without prior consent of RQN.

•Equity Pledge Agreement

Pursuant to the relevant equity pledge agreement, the nominee shareholders of the VIE have pledged all of their equity interests in the VIE to RQN as collateral for all of the VIE’s payments due to RQN and to secure the VIE’ obligations under the exclusive business cooperation agreement, exclusive purchase option agreement and power of attorney. The nominee shareholders shall not transfer or assign the equity interests, the rights and obligations in the equity pledge agreement or create or permit to create any pledges which may have an adverse effect on the rights or benefits of RQN without RQN’ written consent. RQN are entitled to transfer or assign in full or in part the equity interests pledged. In the event of default, RQN as the pledgee, will be entitled to request immediate payment of the unpaid service fee and other amounts due to the Company’s relevant PRC subsidiaries, and/or to dispose of the pledged equity.

•Power of Attorney

Pursuant to the irrevocable power of attorney, RQN is authorized by each of the nominee shareholders as their attorney in- fact to exercise all shareholder rights under PRC law and the relevant articles of association, including but not limited to, the sale or transfer or pledge or disposition of all or part of the nominee shareholders’ equity interests, and designate and appoint directors, chief executive officers and general manager, and other senior management members of the VIE. Each power of attorney will remain in force during the period when the nominee shareholder continues to be shareholder of the VIE, unless RQN issues adverse instructions in writing. Each nominee shareholders has waived all the rights which have been authorized to RQN under each power of attorney.

(d)Risks in relation to the VIE structure

Upon completion of the Reorganization, a significant part of the Group’s business was conducted through RDD, or the VIE. The Company became the primary beneficiary of RDD through contractual arrangements. In the opinion of management, the contractual arrangements with the VIE and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements. In January 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Enterprises (“FIE”) Law, that appears to include VIE within the scope of entities that could be considered to be FIEs, that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. Specifically, the Draft FIE Law introduces the concept of “actual control” for determining whether an entity is considered to be an FIE. In addition to control through direct or indirect ownership or equity, the Draft FIE Law includes control through contractual arrangements within the definition of “actual control”. If the Draft FIE Law is passed by the People’s Congress of the PRC and goes into effect in its current form, these provisions regarding control through contractual arrangements could be construed to include the Group’s contractual arrangements with its VIE, and as a result, the Group’s VIE could become explicitly subject to the current restrictions on foreign investment in certain categories of industry. The Draft FIE Law includes provisions that would exempt from the definition of FIEs where the ultimate controlling shareholders are either entities organized under PRC law or individuals who are PRC citizens. The Draft FIE Law is silent as to what type of enforcement action might be taken against existing VIE, that operates in restricted or prohibited industries and is not controlled by entities organized under PRC law or individuals who are PRC citizens. If the restrictions and prohibitions on FIEs included in the Draft FIE Law are enacted and enforced in their current form, the Group’s ability to use the contractual arrangements with its VIE and the Group’s ability to conduct business through the VIE could be severely limited. The Group’s ability to control the VIE also depends on the power of attorney that the wholly owned subsidiary of the Group has to vote on all matters requiring shareholder approval in the VIE. As noted above, the Group believes these power of attorney are legally enforceable but may not be as effective as direct equity ownership. In addition, if the Group’s corporate structure and the contractual arrangements with the VIE through which the Group conducts its business in the PRC were found to be in violation of any existing or future PRC laws and regulations, the Group’s relevant PRC regulatory authorities could:

•	revoke or refuse to grant or renew the Group’s business and operating licenses;

•	restrict or prohibit related party transactions between the wholly owned subsidiary of the Group and the VIE;

•	impose fines, confiscate income or other requirements which the Group may find difficult or impossible to comply with;

•	require the Group to alter, discontinue or restrict its operations;

•	restrict or prohibit the Group’s ability to finance its operations, and;

•	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these restrictions or actions could result in a material adverse effect on the Group’s ability to conduct its business. In such case, the Group may not be able to operate or control the VIE, which may result in deconsolidation of the VIE in the Group’s consolidated financial statements. In the opinion of management, the likelihood for the Group to lose such ability is remote based on current facts and circumstances. The Group’s operations depend on the VIE to honor their contractual arrangements with the Group. These contractual arrangements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in the PRC. The management believes that each of the contractual arrangements constitutes valid and legally binding obligations of each party to such contractual arrangements under PRC laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual arrangements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Group to enforce the contractual arrangements should the VIE or the nominee shareholders of the VIE fail to perform their obligations under those arrangements.

The following financial information of the Group’s VIE or RONG360’s VIE directly attributable to the Predecessor Operations as of December 31, 2016 and 2017 and for the years ended December 31, 2015, 2016 and 2017 were included in the Group’s consolidated financial statements.

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Cash and cash equivalent	—	826	127
Accounts receivable, net (including amounts billed through RONG360 of RMB8,075 and RMB15,356 as of December 31, 2016 and 2017, respectively)	8,075	17,966	2,761
Amount due from the subsidiaries of the Group*	—	90,510	13,911
Prepayments and other current assets	6,830	154	24
Property and equipment, net	3,970	8,206	1,261

Total assets	18,875	117,662	18,084

Accounts payable	11,292	—	—
Advances from customers	4,051	491	75
Tax payable	87	305	47
Amount due to the subsidiaries of the Group*	124,215	—	—
Accrued expenses and other current liabilities	2,305	2,266	348

Total liabilities	141,950	3,062	470

* The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Total revenue	46,362	30,054	408,445	62,777
Net (loss)/income	(5,770)	(43,866)	231,781	35,624

	For the Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	2,133	(39,240)	35,002	5,380
Net cash used in investing activities	(3,700)	(2,266)	(7,076)	(1,088)
Net cash provided by/(used in) financing activities	1,567	41,506	(27,100)	(4,165)

Net increase in cash and cash equivalents	—	—	826	127
Cash and cash equivalents at beginning of the year	—	—	—	—

Cash and cash equivalents at end of the year	—	—	826	127